OTHER LONG-TERM ASSETS	12 Months Ended
Dec. 31, 2018
Other Assets, Noncurrent Disclosure [Abstract]
OTHER LONG-TERM ASSETS
NOTE 5:-	OTHER LONG-TERM ASSETS

	December 31,
	2018	2017

Deferred commission costs	$57,675	$-
Severance pay fund	12,575	14,859
Long-term deposits and other assets	3,792	4,637

	$74,042	$19,496